Long-Term Debt (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 20, 2024	Sep. 25, 2024	Sep. 23, 2024	Jun. 26, 2024
Long-Term Debt [Line Items]
Aggregate original principal amount	$ 6,470,000
Investor purchase amount received	5,000,000
Escrow funds	$ 3,500,000					$ 3,150,000		$ 350,000
Interest expense on long-term debt				$ 9,862
Interest expense		$ 50,405		3,301
Amortized debt discount				4,941
Monitoring fees				1,620
Short-term debt
Long-term debt, description	The Streeterville Note carries an original issue discount of $1,450,000 and $20,000 of issuance costs to cover legal, accounting, due diligence, monitoring and other transaction costs. On the same day, the Investor paid the purchase price of $5,000,000 as follows: (a) $1,150,000 to the Company; (b) $350,000 to Damon Motors as a senior secured loan from the Company to Damon Motors (the “Grafiti Holding Note”), and (c) $3,500,000 into escrow, which will be distributed to the Company upon satisfaction of certain conditions including
Debt discount and issuance costs		101,500
Amortized debt discount		82,178
Monitoring fee amortization		35,577
Interest expense
Long-Term Debt [Member]
Long-Term Debt [Line Items]
Interest expense		168,160
Debt discount and issuance costs		455,000
Streeterville Note [Member]
Long-Term Debt [Line Items]
Aggregate original principal amount	$ 6,470,000
Issuance Of Long Term Debt [Member]
Long-Term Debt [Line Items]
Issuance discount	1,450,000
Issuance Costs [Member]
Long-Term Debt [Line Items]
Debt issuance costs	20,000
Grafiti Holding Note [Member]
Long-Term Debt [Line Items]
Aggregate original principal amount		$ 1,146,000		$ 550,000			$ 1,150,000		$ 1,000,000
Interest percentage		10.00%		10.00%
Investor purchase amount received	$ 350,000
Damon Motors [Member]
Long-Term Debt [Line Items]
Aggregate original principal amount		$ 1,000,000
Long-Term Debt [Member] | Streeterville Note [Member]
Long-Term Debt [Line Items]
Interest percentage	10.00%
Debt discount and issuance costs				$ 455,000
Long-Term Debt [Member] | Damon Motors [Member]
Long-Term Debt [Line Items]
Interest percentage	10.00%
Damon [Member]
Long-Term Debt [Line Items]
Investor purchase amount received	$ 1,150,000
Damon Motors [Member]
Long-Term Debt [Line Items]
Investor purchase amount received	$ 350,000